UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[✓] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): February 11, 2020

Commission File Number of securitizer: Not applicable

Central Index Key Number of securitizer: 0001787426

John Essad (313) 545-5133
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [✓]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[_] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

__________________________________________________________________________________
(Exact name of issuing entity as specified in its charter):

Central Index Key Number of issuing entity (if applicable): ________________________

Central Index Key Number of underwriter (if applicable):    ________________________

_________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I- REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

[SIGNATURES ON FOLLOWING PAGE]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WCM1 LLC (Depositor)
Dated: February 11, 2020
	By:	Woodward Capital Management LLC, its sole member

By:	/s/ John Essad
Name: John Essad
Title: Director of Securitization